Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2025
Earnings per share [abstract]
Schedule of Computation of Basic and Diluted Earnings Per Share
The following table sets forth the computation of basic and diluted earnings per share:

	Three Months Ended September 30		Nine Months Ended September 30
	2025	2024	2025	2024
Numerator
Net income attributable to equity shareholders of the Company	$248	$177	$686	$465

Denominator
Basic weighted average ordinary shares outstanding	555	552	555	554
Effect of potentially dilutive shares from employee equity plans	4	3	2	3
Diluted weighted average ordinary shares outstanding	559	555	557	557

Total basic and diluted EPS attributable to equity shareholders:
Basic	$0.45	$0.32	$1.24	$0.84
Diluted	$0.44	$0.32	$1.23	$0.83